ASSETMARK FUNDS

SUPPLEMENT TO THE
PROSPECTUS
DATED JULY 31, 2008

The date of this Supplement is March 23, 2009

1. The information relating to Marilyn Robinson Irvin on page 43 of the Prospectus is deleted in its entirety.

2. The information relating to Christopher Sullivan on pages 55-56 of the Prospectus is deleted in its entirety, and replaced with the following:

  Michael Swell
  Managing Director; Co-Head of U.S. Fixed Income
  Mr. Swell is a Senior Portfolio Manager and Co-Head of the U.S. Fixed Income Group. Mr. Swell joined GSAM in 2007 as a Managing Director and Head of Structured Products, and is directly responsible for creating structured product asset management vehicles across the spectrum of fixed income products and managing opportunistic/alternative portfolios. Prior to joining GSAM, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings, Ramsey's fixed income sales and trading division. Prior to that, Mr. Swell was the Vice President in charge of Freddie Mac’s Securities Sales and Trading Group, Freddie Mac’s in-house MBS broker-dealer. Mr. Swell has a BA in Politics and Economics from Brandeis University, a General Course Degree from the London School of Economics, and a MA in International Economics and Finance from the Lemberg School at Brandeis University.

Please retain this Supplement with your Prospectus for future reference.

ASSETMARK FUNDS

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2008

The date of this Supplement is March 23, 2009

1. All references to Marilyn Robinson Irvin on page 47 of the Statement of Additional Information are deleted in their entirety.

2. The reference to Christopher Sullivan in the first paragraph on page 67 of the Statement of Additional Information is deleted in its entirety, and replaced with Michael Swell.

3. The information relating to Christopher Sullivan in the table of other accounts managed by certain portfolio managers of the AssetMark Core Plus Fixed Income Fund on page 67 of the Statement of Additional Information is deleted in its entirety, and replaced with the following:

	Total Accounts		Accounts with Performance Fees
Portfolio Manager Other Accounts
	Number	Assets	Number	Assets
		(in millions)		(in millions)
Michael Swell*
Registered Investment Companies	12	$ 5,378.90	0	$ 0
Other Pooled Investment Vehicles	6	$ 1,878.60	6	$ 2,407.30
Other Accounts	227	$ 39,809.50	5	$ 2,772.40
* The information for Mr. Swell is stated as of December 31, 2008.

Please retain this Supplement with your Statement of Additional Information for future reference.